Shareholder Report		6 Months Ended	12 Months Ended
		Mar. 31, 2026 USD ($) Holding	Sep. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		CALVERT SOCIAL INVESTMENT FUND
Entity Central Index Key		0000356682
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000023754
Shareholder Report [Line Items]
Fund Name		Calvert Balanced Fund
Class Name		Class A
Trading Symbol		CSIFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 44
Expense Ratio, Percent	[1]	0.89%
AssetsNet		$ 1,372,822,355
Holdings Count | Holding		606
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023756
Shareholder Report [Line Items]
Fund Name		Calvert Balanced Fund
Class Name		Class C
Trading Symbol		CSGCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 81
Expense Ratio, Percent	[2]	1.64%
AssetsNet		$ 1,372,822,355
Holdings Count | Holding		606
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023757
Shareholder Report [Line Items]
Fund Name		Calvert Balanced Fund
Class Name		Class I
Trading Symbol		CBAIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 32
Expense Ratio, Percent	[3]	0.64%
AssetsNet		$ 1,372,822,355
Holdings Count | Holding		606
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000211115
Shareholder Report [Line Items]
Fund Name		Calvert Balanced Fund
Class Name		Class R6
Trading Symbol		CBARX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Balanced Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 29
Expense Ratio, Percent	[4]	0.58%
AssetsNet		$ 1,372,822,355
Holdings Count | Holding		606
InvestmentCompanyPortfolioTurnover		55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,372,822,355
# of Portfolio Holdings	606
Portfolio Turnover Rate	55%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.8%
Collateralized Mortgage Obligations	1.4%
Commercial Mortgage-Backed Securities	3.1%
Asset-Backed Securities	4.4%
U.S. Treasury Obligations	6.4%
Short-Term Investments	6.9%
U.S. Government Agency Mortgage-Backed Securities	8.2%
Corporate Bonds	9.4%
Common Stocks	58.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.2%
Alphabet, Inc., Class C	4.5%
Apple, Inc.	3.8%
Microsoft Corp.	3.4%
Uniform Mortgage-Backed Security, 5.000%, 30-Year, TBA	3.0%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	1.8%
Baker Hughes Co.	1.8%
Coca-Cola Co.	1.7%
Total	30.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023758
Shareholder Report [Line Items]
Fund Name		Calvert Bond Fund
Class Name		Class A
Trading Symbol		CSIBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 36
Expense Ratio, Percent	[5]	0.72%
AssetsNet		$ 4,243,428,085
Holdings Count | Holding		482
InvestmentCompanyPortfolioTurnover		146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023760
Shareholder Report [Line Items]
Fund Name		Calvert Bond Fund
Class Name		Class C
Trading Symbol		CSBCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 76
Expense Ratio, Percent	[6]	1.52%
AssetsNet		$ 4,243,428,085
Holdings Count | Holding		482
InvestmentCompanyPortfolioTurnover		146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023761
Shareholder Report [Line Items]
Fund Name		Calvert Bond Fund
Class Name		Class I
Trading Symbol		CBDIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 26
Expense Ratio, Percent	[7]	0.52%
AssetsNet		$ 4,243,428,085
Holdings Count | Holding		482
InvestmentCompanyPortfolioTurnover		146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000195930
Shareholder Report [Line Items]
Fund Name		Calvert Bond Fund
Class Name		Class R6
Trading Symbol		CBORX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Bond Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 23
Expense Ratio, Percent	[8]	0.45%
AssetsNet		$ 4,243,428,085
Holdings Count | Holding		482
InvestmentCompanyPortfolioTurnover		146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$4,243,428,085
# of Portfolio Holdings	482
Portfolio Turnover Rate	146%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	3.0%
Senior Floating-Rate Loans	1.3%
Collateralized Mortgage Obligations	4.4%
Commercial Mortgage-Backed Securities	7.0%
Asset-Backed Securities	9.8%
Short-Term Investments	10.4%
U.S. Treasury Obligations	18.8%
U.S. Government Agency Mortgage-Backed Securities	20.9%
Corporate Bonds	24.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(3.7%)
Not Rated	5.0%
CCCFootnote Reference*	0.0%
B	2.7%
BB	3.1%
BBB	20.2%
A	12.8%
AA	6.2%
AAA	53.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote*	Amount is less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023770
Shareholder Report [Line Items]
Fund Name		Calvert Conservative Allocation Fund
Class Name		Class A
Trading Symbol		CCLAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 22
Expense Ratio, Percent	[9]	0.45%
AssetsNet		$ 219,615,391
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023771
Shareholder Report [Line Items]
Fund Name		Calvert Conservative Allocation Fund
Class Name		Class C
Trading Symbol		CALCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 60
Expense Ratio, Percent	[10]	1.20%
AssetsNet		$ 219,615,391
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000170082
Shareholder Report [Line Items]
Fund Name		Calvert Conservative Allocation Fund
Class Name		Class I
Trading Symbol		CFAIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 10
Expense Ratio, Percent	[11]	0.20%
AssetsNet		$ 219,615,391
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000235278
Shareholder Report [Line Items]
Fund Name		Calvert Conservative Allocation Fund
Class Name		Class R6
Trading Symbol		CAARX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Conservative Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[12]	0.12%
AssetsNet		$ 219,615,391
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$219,615,391
# of Portfolio Holdings	22
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.8%
International and Global Equity Funds	9.1%
Domestic Equity Funds	26.1%
Income Funds	64.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert Bond Fund, Class R6	27.0%
Calvert Core Bond Fund, Class I	18.1%
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	9.2%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	9.0%
Calvert Mortgage Access Fund, Class I	7.1%
Calvert Flexible Bond Fund, Class R6	3.9%
Calvert International Responsible Index Fund, Class R6	3.5%
Calvert Floating-Rate Advantage Fund, Class R6	3.5%
Calvert US Large-Cap Value Responsible Index Fund, Class R6	3.4%
Calvert High Yield Bond Fund, Class R6	3.4%
Total	88.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023762
Shareholder Report [Line Items]
Fund Name		Calvert Equity Fund
Class Name		Class A
Trading Symbol		CSIEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 44
Expense Ratio, Percent	[13]	0.92%
AssetsNet		$ 3,785,928,732
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023764
Shareholder Report [Line Items]
Fund Name		Calvert Equity Fund
Class Name		Class C
Trading Symbol		CSECX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 79
Expense Ratio, Percent	[14]	1.67%
AssetsNet		$ 3,785,928,732
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023765
Shareholder Report [Line Items]
Fund Name		Calvert Equity Fund
Class Name		Class I
Trading Symbol		CEYIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 32
Expense Ratio, Percent	[15]	0.67%
AssetsNet		$ 3,785,928,732
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000195931
Shareholder Report [Line Items]
Fund Name		Calvert Equity Fund
Class Name		Class R6
Trading Symbol		CEYRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Equity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 29
Expense Ratio, Percent	[16]	0.61%
AssetsNet		$ 3,785,928,732
Holdings Count | Holding		67
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,785,928,732
# of Portfolio Holdings	67
Portfolio Turnover Rate	11%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Venture Capital	0.5%
Consumer Staples	2.0%
Real Estate	3.1%
Short-Term Investments	3.4%
Communication Services	5.4%
Consumer Discretionary	6.5%
Materials	8.0%
Industrials	13.7%
Information Technology	14.5%
Financials	20.4%
Health Care	22.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Mastercard, Inc., Class A	4.8%
Thermo Fisher Scientific, Inc.	4.7%
Visa, Inc., Class A	4.6%
Verisk Analytics, Inc.	4.5%
Alphabet, Inc., Class C	4.5%
Danaher Corp.	4.4%
TJX Cos., Inc.	4.3%
VeriSign, Inc.	4.2%
Zoetis, Inc.	4.1%
Microsoft Corp.	3.7%
Total	43.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023774
Shareholder Report [Line Items]
Fund Name		Calvert Growth Allocation Fund
Class Name		Class A
Trading Symbol		CAAAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 22
Expense Ratio, Percent	[17]	0.44%
AssetsNet		$ 348,276,730
Holdings Count | Holding		19
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023775
Shareholder Report [Line Items]
Fund Name		Calvert Growth Allocation Fund
Class Name		Class C
Trading Symbol		CAACX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 59
Expense Ratio, Percent	[18]	1.19%
AssetsNet		$ 348,276,730
Holdings Count | Holding		19
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000099328
Shareholder Report [Line Items]
Fund Name		Calvert Growth Allocation Fund
Class Name		Class I
Trading Symbol		CAGIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[19]	0.19%
AssetsNet		$ 348,276,730
Holdings Count | Holding		19
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000235280
Shareholder Report [Line Items]
Fund Name		Calvert Growth Allocation Fund
Class Name		Class R6
Trading Symbol		CGARX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Growth Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[20]	0.13%
AssetsNet		$ 348,276,730
Holdings Count | Holding		19
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$348,276,730
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Income Funds	9.5%
International and Global Equity Funds	26.7%
Domestic Equity Funds	63.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	22.6%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	21.2%
Calvert International Responsible Index Fund, Class R6	11.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	8.9%
Calvert International Equity Fund, Class R6	7.0%
Calvert Equity Fund, Class R6	6.6%
Calvert Emerging Markets Advancement Fund, Class I	5.7%
Calvert Bond Fund, Class R6	4.0%
Calvert Core Bond Fund, Class I	3.4%
Calvert Emerging Markets Equity Fund, Class R6	2.7%
Total	93.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023772
Shareholder Report [Line Items]
Fund Name		Calvert Moderate Allocation Fund
Class Name		Class A
Trading Symbol		CMAAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 21
Expense Ratio, Percent	[21]	0.43%
AssetsNet		$ 371,635,940
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000023773
Shareholder Report [Line Items]
Fund Name		Calvert Moderate Allocation Fund
Class Name		Class C
Trading Symbol		CMACX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 59
Expense Ratio, Percent	[22]	1.18%
AssetsNet		$ 371,635,940
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000099327
Shareholder Report [Line Items]
Fund Name		Calvert Moderate Allocation Fund
Class Name		Class I
Trading Symbol		CLAIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[23]	0.18%
AssetsNet		$ 371,635,940
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000235279
Shareholder Report [Line Items]
Fund Name		Calvert Moderate Allocation Fund
Class Name		Class R6
Trading Symbol		CAMRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Moderate Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[24]	0.12%
AssetsNet		$ 371,635,940
Holdings Count | Holding		22
InvestmentCompanyPortfolioTurnover		17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$371,635,940
# of Portfolio Holdings	22
Portfolio Turnover Rate	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.5%
International and Global Equity Funds	17.6%
Income Funds	34.0%
Domestic Equity Funds	47.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Calvert U.S. Large-Cap Growth Responsible Index Fund, Class R6	16.9%
Calvert U.S. Large-Cap Core Responsible Index Fund, Class R6	16.0%
Calvert Bond Fund, Class R6	14.4%
Calvert Core Bond Fund, Class I	9.3%
Calvert U.S. Large-Cap Value Responsible Index Fund, Class R6	6.7%
Calvert International Responsible Index Fund, Class R6	6.6%
Calvert International Equity Fund, Class R6	5.2%
Calvert Equity Fund, Class R6	5.0%
Calvert Emerging Markets Advancement Fund, Class I	4.1%
Calvert Mortgage Access Fund, Class I	4.1%
Total	88.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number		1-800-368-2745
C000235426
Shareholder Report [Line Items]
Fund Name		Calvert Focused Value Fund
Class Name		Class A
Trading Symbol		CRFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 76
Expense Ratio, Percent	[25]	1.51%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 12,207,225
Holdings Count | Holding		30
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000235427
Shareholder Report [Line Items]
Fund Name		Calvert Focused Value Fund
Class Name		Class C
Trading Symbol		CRFCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 113
Expense Ratio, Percent	[26]	2.23%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 12,207,225
Holdings Count | Holding		30
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000235428
Shareholder Report [Line Items]
Fund Name		Calvert Focused Value Fund
Class Name		Class I
Trading Symbol		CRFIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 62
Expense Ratio, Percent	[27]	1.22%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 12,207,225
Holdings Count | Holding		30
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745
C000235425
Shareholder Report [Line Items]
Fund Name		Calvert Focused Value Fund
Class Name		Class R6
Trading Symbol		CRFRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Calvert Focused Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-368-2745
Additional Information Website		www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount		$ 39
Expense Ratio, Percent	[28]	0.77%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 12,207,225
Holdings Count | Holding		30
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$12,207,225
# of Portfolio Holdings	30
Portfolio Turnover Rate	25%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Real Estate	3.8%
Utilities	4.7%
Communication Services	5.9%
Materials	6.7%
Consumer Discretionary	8.5%
Consumer Staples	8.8%
Health Care	10.5%
Information Technology	12.8%
Industrials	13.6%
Financials	23.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Alphabet, Inc., Class A	5.9%
Amazon.com, Inc.	5.6%
Bristol-Myers Squibb Co.	4.7%
Bank of America Corp.	4.0%
Johnson Controls International PLC	3.8%
First Industrial Realty Trust, Inc.	3.8%
Charles Schwab Corp.	3.8%
American International Group, Inc.	3.6%
Micron Technology, Inc.	3.6%
Hershey Co.	3.6%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2025.

In March 2026, the Fund's Trustees approved the liquidation of the Fund. Effective as of the close of business on May 4, 2026, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated at the close of business on May 11, 2026.

Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since September 30, 2025.
Updated Prospectus Phone Number		1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized